Fair Value Measurements (Details) - Schedule of key inputs into the monte carlo simulation - $ / shares	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of key inputs into the Monte Carlo simulation [Abstract]
Risk-free interest rate	0.52%	1.30%
Expected term remaining (years)	6 years 1 month 13 days	5 years 6 months
Expected volatility	24.20%	7.60%
Stock price (in Dollars per share)	$ 9.625	$ 10.02